Long-term interest bearing debt - Schedule of Debt Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit facilities:
Total credit facilities	$ 1,799.9	$ 1,959.0
Bonds:
Total bonds	1,799.9	1,959.0
Related Party Loans
Total debt principal	430.9
Total debt principal	430.9
Less: External debt balance held as subject to compromise	(1,491.1)	0.0
Less: Related party balance held as subject to compromise	(197.0)	0.0
Debt balance not subject to compromise	430.3	2,289.3
Less: current interest bearing debt not subject to compromise	47.5	1,084.8
Less: current related party share of long term debt not subject to compromise	0.0	(36.6)
Long-term portion of external and related party debt	382.8	1,167.9
Line of Credit
Credit facilities:
Total credit facilities	1,205.5	1,389.6
Bonds:
Total bonds	1,205.5	1,389.6
Loans Payable
Credit facilities:
Total credit facilities	791.4	774.7
Bonds:
Total bonds	791.4	774.7
Related Party Loans
Loan provided by related party	(121.5)	(125.0)
Total debt principal	2,118.4	2,289.3
Total debt principal	2,118.4	2,289.3
Credit Facility US$2,000 | Line of Credit
Credit facilities:
Total credit facilities	896.7	1,033.3
Bonds:
Total bonds	896.7	1,033.3
US $475 Million Revolving Credit Facility | Line of Credit
Credit facilities:
Total credit facilities	308.8	356.3
Bonds:
Total bonds	308.8	356.3
NOK1,500 Million Floating Interest Rate Bond | Loans Payable
Credit facilities:
Total credit facilities	191.4	174.7
Bonds:
Total bonds	191.4	174.7
US $600 Million Unsecured Bond | Loans Payable
Credit facilities:
Total credit facilities	600.0	600.0
Bonds:
Total bonds	600.0	$ 600.0
Parent Company | NOK1,500 Million Floating Interest Rate Bond | Loans Payable
Related Party Loans
Loan provided by related party	(10.4)
Parent Company | US $600 Million Unsecured Bond | Loans Payable
Related Party Loans
Loan provided by related party	$ (186.6)